Shareholders' Equity - Schedule of Equity Securities in ADS Terms (Details)	Jun. 30, 2025 $ / shares shares
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding (in Shares) | shares	825,507
Exercise price (in Dollars per share)
Expiration date
Prefunded Warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding (in Shares) | shares		[1]
Exercise price (in Dollars per share)	$ 0.01	[1]
Expiration date		[1]
Shares in Abeyance [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding (in Shares) | shares
Exercise price (in Dollars per share)
Expiration date
Ordinary warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding (in Shares) | shares	825,507
Expiration date
Minimum [Member] | Ordinary warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Exercise price (in Dollars per share)	$ 10
Expiration date	3 years
Maximum [Member] | Ordinary warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Exercise price (in Dollars per share)	$ 62.5
Expiration date	4 years 7 months 6 days

[1]	During the six months ended June 30, 2025, 180,940 ADS pre-funded warrants were exercised.